UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA               05/15/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       11

Form 13F Information Table Value Total:  $1,101,964
                                        (thousands)


List of Other Included Managers:

1.    Peninsula Investment Partners, LP

2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP

                                        FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2     COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP       (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED    NONE
--------------                 --------      -----       --------   -------    ---- ----  ----------  --------  ----  ------    ----
DAVITA INC                       COM         23918K108    250,070    4,153,300 SH         SHARED      1,2             4,153,300
DIRECTV GROUP INC                COM         25459L106    196,800   12,000,000 SH         SHARED      1,2            12,000,000
ECHOSTAR COMMUNICATIONS NEW      CL A        278762109    164,285    5,500,000 SH         SHARED      1,2             5,500,000
FIRST AVE NETWORKS INC           COM         31865X106     44,203    5,017,361 SH         SHARED      1,2             5,017,361
NEWS CORP                        CL A        65248E104     30,562    1,840,000 SH         SHARED      1,2             1,840,000
PEGASUS COMMUNICATIONS CORP    CL A NEW      705904605     16,788    6,715,000 SH         SHARED      1,2             6,715,000
SUNCOR ENERGY INC                COM         867229106     23,106      300,000 SH         SHARED      1,2               300,000
U S AIRWAYS GROUP INC            COM         90341W108    160,000    4,000,000 SH         SHARED      1,2             4,000,000
GRACE W R & CO DEL NEW           COM         38388F108    143,182   10,765,600 SH         SHARED      1,2            10,765,600
WILSONS THE LEATHER EXPERTS      COM         972463103     60,401   15,487,513 SH         SHARED      1,2            15,487,513
WSFS FINL CORP                   COM         929328102     12,566      200,000 SH         SHARED      1,2               200,000





SK 03038 0001 663728